Right of use assets	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Right of use assets
7	Right of use asset s

	Leasehold land	Building	Total
Cost
As at 1 April 2019	4,270	450	4,720
Additions during the year	460	50	510
Deletions during the year	(4)	(3)	(7)

As at 31 March 2020	4,726	497	5,223
Acquisition of subsidiaries during the year	36	—	36
Additions during the year	1,443	25	1,468
Modifications during the year	—	(26)	(26)
Disposal of subsidiary during the year	(1,745)	—	(1,745)

As at 31 March 2021	4,460	496	4,956

Depreciation
As at 1 April 2019	177	96	273
Charge for the year	192	38	230
Depreciation capitalised during the year	—	65	65

As at 31 March 2020	369	199	568
Charge for the year	191	54	245
Depreciation capitalised during the year	—	54	54
Disposal of subsidiary during the year	(175)	—	(175)

As at 31 March 2021	385	307	692

Net book value

At 1 April 2019	4,093	354	4,447

As at 31 March 2020	4,357	298	4,655

As at 31 March 2021	4,075	189	4,264